STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Jan. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense
We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Component of income (loss) before provision for income taxes:
Cost of revenue:
Software	$32	$25	$(9)
Software service	1,730	1,553	$1,071
Professional service and other	538	501	$355

Research and development	1,872	1,633	$2,232
Selling, general and administrative	17,076	15,317	$8,539
Total stock-based compensation expense	21,248	19,029	$12,188
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,143	2,798	$1,615
Total stock-based compensation, net of taxes	$18,105	$16,231	$10,573

Summary of Stock-based Compensation Expense by Type of Award
The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Restricted stock units and restricted stock awards	$21,248	$19,029	$12,777
Stock bonus program and bonus share program	—	—	(610)
Total equity-settled awards	21,248	19,029	12,167
Phantom stock units (cash-settled awards)	—	—	21
Total stock-based compensation expense	$21,248	$19,029	$12,188

Summary of Stock Awards Activity
The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the year ended January 31, 2026:

	Year Ended January 31,
	2026
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	4,088	$6.40
Granted	3,538	$8.27
Released	(3,274)	$5.91
Forfeited	(193)	$7.79
Closing balance	4,159	$8.31